Document and Entity Information Document	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity File Number	0-14690
Entity Registrant Name	WERNER ENTERPRISES, INC.
Entity Central Index Key	0000793074
Amendment Flag	false
Entity Incorporation, State or Country Code	NE
Entity Tax Identification Number	47-0648386
Entity Address, Address Line One	14507 Frontier Road
Entity Address, Address Line Two	Attn: Legal Department/Corporate Secretary
Entity Address, Address Line Three	Email: invrelations@werner.com
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68138
City Area Code	402
Local Phone Number	895-6640
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	WERN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false